Deferred income -Additional information (Details)	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2020 CNY (¥)
Deferred Income
Initial payment from depositary			$ 4,690,000	¥ 30,995,000
Arrangement period for amortization			5 years	5 years
Amount recorded as other income	¥ 6,037,000	¥ 4,274,000